S000004252 [Member] Investment Objectives and Goals - iShares MSCI Netherlands ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI NETHERLANDS ETF Ticker: EWNStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities.